Acquisitions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Business Combination and Asset Acquisition [Abstract]
Acquisitions
4.
Acquisitions
2021 Acquisitions
Acquisition of Gridley
On January 14, 2021, the Company acquired a portfolio of two solar energy facilities (the “Gridley Acquisition”) located in California with a combined nameplate capacity of 4.3 MW from a third party for a total purchase price of $5.0 million, including $0.1 million of transaction related costs. This transaction was accounted for as an acquisition of assets, whereby the Company acquired $5.3 million of property, plant and equipment and assumed $0.3 million of other liabilities.
Acquisition of GES
On July 29, 2021, the Company acquired a portfolio of three solar energy facilities located in Connecticut, Iowa and New York (the “GES Acquisition”) with a combined nameplate capacity of 4.4 MW from a third party for a total purchase price of $5.8 million, including $0.2 million of transaction related costs. As of September 30, 2021, $0.4 million of total consideration remained payable to the seller and was included in purchase price payables on the unaudited condensed consolidated balance sheet. This transaction was accounted for as an acquisition of assets, whereby the Company acquired $5.9 million of property, plant and equipment and assumed $0.1 million of asset retirement obligations.
Acquisition of True Green
On August 25, 2021, APA Finance, LLC, a wholly-owned subsidiary of the Company, acquired a 79 MW portfolio of twenty eight solar energy facilities operating across seven US states. The portfolio was acquired from private equity funds managed by True Green Capital Management, LLC for total consideration of $197.4 million (“TrueGreen Acquisition”). The TrueGreen Acquisition was made pursuant to a purchase and sale agreement (the “PSA”) dated August 25, 2021, entered into by the Company to grow its portfolio of solar energy facilities.

Pursuant to the PSA, the Company acquired 100% ownership interest in a holding entity that owns solar energy facilities. The Company accounted for the TrueGreen Acquisition under the acquisition method of accounting for business combinations. Under the acquisition method, the purchase price was allocated to the assets acquired and liabilities assumed on August 25, 2021, based on their estimated fair value. All fair value measurements of assets acquired and liabilities assumed, including the noncontrolling interests, were based on significant estimates and assumptions, including Level 3 (unobservable) inputs, which require judgment. Estimates and assumptions include the estimates of future power generation, commodity prices, operating costs, and appropriate discount rates.
The assets acquired and liabilities assumed are recognized provisionally on the consolidated balance sheets at their estimated fair values as of the acquisition date. The initial accounting for the business combination is not complete pending the final reconciliation of working capital adjustments with the seller. The provisional amounts are subject to revision until the reconciliation is completed and to the extent that additional information is obtained about the facts and circumstances that existed as of the acquisition date. Under U.S. GAAP, the measurement period shall not exceed one year from the acquisition date and the Company will finalize these amounts no later than August 25, 2022.
The following table presents the preliminary allocation of the purchase price to the assets acquired and liabilities assumed, based on their estimated fair values on August 25, 2021 (in thousands):

Assets
Accounts receivable	$3,420
Other assets	510
Property, plant and equipment	201,150
Intangible assets	5,225

Total assets acquired	210,305
Liabilities
Accounts Payable	23
Long-term debt	1,795
Intangible liabilities	10,115
Asset retirement obligations	1,998
Other liabilities	935

Total liabilities assumed	14,866
Non-controlling interest (1)	4,315
Goodwill	1,965

Total fair value of consideration transferred, net of cash acquired	$193,089

The fair value of consideration transferred, net of cash acquired, as of August 25, 2021, is determined as follows:

Cash consideration to the seller on closing	$136,689
Cash consideration to settle debt and interest rate swaps	51,523
Cash in escrow accounts	2,738
Purchase price payable	6,486

Total fair value of consideration transferred	197,436
Cash acquired	229
Restricted cash acquired	4,118

Total fair value of consideration transferred, net of cash acquired (2)	$193,089

(1)	The fair value of the non-controlling interests was determined using an income approach representing the best indicator of fair value and was supported by a discounted cash flow technique.
(2)
The Company paid $4.1 million of the purchase price payable after the acquisition date but prior to September 30, 2021. The remaining purchase price payable of $2.4 million was recorded as of September 30, 2021, on the condensed consolidated balance sheets.

The impact of the TrueGreen Acquisition on the Company’s revenue and net loss in the unaudited condensed consolidated statements of operations was an increase of $2.4 million and decrease of $1.6 million for the nine months ended September 30, 2021, respectively.
Unaudited Pro Forma Combined Results of Operations
The following unaudited pro forma combined results of operations give effect to the TrueGreen Acquisition as if it had occurred on January 1, 2020. The unaudited pro forma combined results of operations are provided for informational purposes only and do not purport to represent the Company’s actual consolidated results of operations had the TrueGreen Acquisition occurred on the date assumed, nor are these financial statements necessarily indicative of the Company’s future consolidated results of operations. The unaudited pro forma combined results of operations do not reflect the costs of any integration activities or any benefits that may result from operating efficiencies or revenue synergies.

(In thousands)	For the nine months ended September 30, 2021 (unaudited)	For the nine months ended September 30, 2020 (unaudited)
Operating revenues	$66,853	$52,752
Net income	3,670	6,425
2020 Acquisitions
Solar Acquisition
On December 22, 2020, APA Finance, LLC, a wholly-owned subsidiary of the Company, acquired a portfolio of sixteen solar energy facilities with a combined nameplate capacity of 61.5 MW located in various states of the U.S. (“Solar Acquisition”) from a third party seller. The Solar Acquisition was made pursuant to a membership interest purchase agreement (the “Purchase Agreement”) dated December 22, 2020, entered into by the Company to grow its portfolio of solar energy facilities. Pursuant to the Purchase Agreement, the Company acquired 100% ownership interest in seven managing members of partnerships that own solar energy facilities. The Company accounted for the Solar Acquisition under the acquisition method of accounting for business combinations. Under the acquisition method, the purchase price was allocated to the assets acquired and liabilities assumed on December 22, 2020, based on their estimated fair value. All fair value measurements of assets acquired and liabilities assumed, including the noncontrolling interests, were based on significant estimates and assumptions, including Level 3 (unobservable) inputs, which require judgment. Estimates and assumptions include the estimates of future power generation, commodity prices, operating costs, and appropriate discount rates.
The assets acquired and liabilities assumed are recognized provisionally on the condensed consolidated balance sheets at their estimated fair values as of the acquisition date. The initial accounting for the business combination is not complete pending the final reconciliation of working capital adjustments with the seller. The provisional amounts are subject to revision until the reconciliation is completed to the extent that additional information is obtained about the facts and circumstances that existed as of the acquisition date. Under U.S. GAAP, the measurement period shall not exceed one year from the acquisition date and the Company will finalize these amounts no later than December 22, 2021. No adjustments to the initial accounting for the Solar Acquisition were recorded during the nine months ended September 30, 2021.
The following table presents the allocation of the purchase price to the assets acquired and liabilities assumed, based on their estimated fair values on December 22, 2020 (in thousands):

Assets
Accounts receivable	$2,000
Other assets	672
Property, plant and equipment	128,050
Intangible assets	960

Total assets acquired	131,682
Liabilities
Accounts payable	747
Intangible liabilities	1,020
Asset retirement obligation	2,571
Other liabilities	441

Total liabilities assumed	4,779
Noncontrolling interests (1)	8,475

Total fair value of consideration transferred, net of cash acquired	$118,428

(1)	The fair value of the non-controlling interests was determined using an income approach representing the best indicator of fair value and was supported by a discounted cash flow technique.
During the nine months ended September 30, 2021, the Company paid $2.1 million of the purchase price payable. The remaining purchase price payable of $0.5 million and $2.6 million was recorded on the condensed consolidated balance sheets as of September 30, 2021, and December 31, 2020, respectively.
The contingent consideration is related to the estimated earnout cash payments of a maximum of $10.5 million dependent on actual market power rates during the 36-month period since the acquisition date and actual power generation of acquired solar generating facilities during the 18–36-month period since the acquisition date. The Company determined the estimated fair value of the contingent consideration at the acquisition date using a Monte-Carlo simulation model. The inputs include the estimated power generation volumes and power rates, and a risk-adjusted discount rate. The inputs are significant inputs not observable in the market, which are referred to as Level 3 inputs, refer to Note 2. The estimated fair value of contingent consideration of $2.7 million and $5.1 million was recorded as of September 30, 2021, and December 31, 2020, respectively, within other long-term liabilities on the condensed consolidated balance sheets. Gain on fair value remeasurement of contingent consideration of $2.4 million was recorded within operating income in the unaudited condensed consolidated statements of operations for the nine months ended September 30, 2021.
The amounts of the acquired projects’ revenues, operating income, net income (loss) and net income (loss) attributable to the Common equity stockholder included in the condensed consolidated statements of operations for the period from December 23, 2020, through December 31, 2020, were not material.
Unaudited Pro Forma Combined Results of Operations
The following unaudited pro forma combined results of operations give effect to the acquisition of the Solar Acquisition as if it had occurred on January 1, 2020. The unaudited pro forma combined results of operations are provided for informational purposes only and do not purport to represent the Company’s actual consolidated results of operations had the Solar Acquisition occurred on the date assumed, nor are these financial statements necessarily indicative of the Company’s future consolidated results of operations. The unaudited pro forma combined results of operations do not reflect the costs of any integration activities or any benefits that may result from operating efficiencies or revenue synergies. Pro forma results for the nine months ended September 30, 2021, are not presented below because the results of the Solar Acquisition are included in the Company’s September 30, 2021, unaudited condensed consolidated statement of operations for the nine-month period.

(In thousands)	For the nine months ended September 30, 2020 (unaudited)
Operating revenues	$41,975
Net income	1,159

6.
Acquisitions
2020 Acquisitions
Acquisition of FUSE
On February 28, 2020, the Company acquired a portfolio of three solar energy facilities (the “FUSE Acquisition”) located in New Jersey with a combined nameplate capacity of 1.9 MW from a third party for a total purchase price of $2.4 million in cash. The facilities are contracted under long-term PPAs with a local utility. This transaction was accounted for as an acquisition of assets, whereby the Company acquired $2.9 million of property, plant and equipment, $0.1 million of cash and $0.3 million of restricted cash. The Company also assumed long-term debt of $0.9 million.
Acquisition of SunPeak
On August 12, 2020, the Company acquired a portfolio of twenty two solar energy facilities located in California and one located in Massachusetts (the “SunPeak Acquisition”) with a combined nameplate capacity of 21.9 MW from a third party for a total purchase price of $10.9 million, including $0.4 million of transaction related costs. This transaction was accounted for as an acquisition of assets.
The following table presents the allocation of the purchase price to the assets acquired based on their relative fair values as well as fair value of liabilities assumed and noncontrolling interest on August 12, 2020 (in thousands):

Accounts receivable	$384
Other current assets	71
Property, plant and equipment	24,983
Intangible assets	716
Accounts payable	(141)
Other current liabilities	(918)
Long-term debt	(15,051)
Asset retirement obligation	(400)
Noncontrolling interest	(925)

Total cash and transaction costs paid net of cash acquired 1	$8,719

(1)	The Company acquired cash of $0.4 million and restricted cash of $1.8 million as of the acquisition date.
Acquisition of Beltline
On August 14, 2020, BT GA Solar, a wholly-owned subsidiary of the Company, acquired a portfolio of twenty one solar energy facilities located in Georgia (the “Beltline Acquisition”) with a combined nameplate capacity of 4.0 MW from a third party for a total purchase price of $6.1 million. This transaction was accounted for as an acquisition of assets, whereby the Company acquired $6.0 million of property, plant and equipment and $0.1 million of other assets.
Acquisition of Charlotte Solar
On October 30, 2020, the Company acquired 100% of the outstanding shares of common stock of a Nevada corporation, which owns 100% of the membership interest in a solar energy facility located in Vermont with a nameplate capacity of 2.4 MW (the “Charlotte Acquisition”). The total cash consideration amounted to $8.0 million, including $0.1 million of transaction related costs. This transaction was accounted for as an acquisition of assets.
The following table presents the allocation of the purchase price to the assets acquired based on their relative fair values and fair values of liabilities assumed on October 30, 2020 (in thousands):

Accounts receivable	$50
Property, plant and equipment	6,293
Intangible assets	911
Accounts payable	(12)
Deferred tax liabilities	(805)
Asset retirement obligation	(98)

Total cash and transaction costs paid net of cash acquired 1	$6,339

Solar Acquisition
On December 22, 2020, APA Finance, LLC, a wholly-owned subsidiary of the Company, acquired a portfolio of sixteen solar energy facilities with a combined nameplate capacity of 61.5 MW located in various states of the U.S. (“Solar Acquisition”) from a third party seller. The Solar Acquisition was made pursuant to a membership interest purchase agreement (the “Purchase Agreement”) dated December 22, 2020, entered into by the Company to grow its portfolio of solar energy facilities. Pursuant to the Purchase Agreement, the Company acquired 100% ownership interest in seven managing members of partnerships that own solar energy facilities. The Company accounted for the Solar Acquisition under the acquisition method of accounting for business combinations. Under the acquisition method, the purchase price was allocated to the assets acquired and liabilities assumed on December 22, 2020 based on their estimated fair value. All fair value measurements of assets acquired and liabilities assumed, including the noncontrolling interests, were based on significant estimates and assumptions, including Level 3 (unobservable) inputs, which require judgment. Estimates and assumptions include the estimates of future power generation, commodity prices, operating costs, and appropriate discount rates.
The assets acquired and liabilities assumed are recognized provisionally on the consolidated balance sheets at their estimated fair values as of the acquisition date. The initial accounting for the business combination is not complete pending the final reconciliation of working capital adjustments with the seller. The provisional amounts are subject to revision until the reconciliation is completed to the extent that additional information is obtained about the facts and circumstances that existed as of the acquisition date. Under U.S. GAAP, the measurement period shall not exceed one year from the acquisition date and the Company will finalize these amounts no later than December 22, 2021.
The following table presents the allocation of the purchase price to the assets acquired and liabilities assumed, based on their estimated fair values on December 22, 2020 (in thousands):

Assets
Accounts receivable	$2,000
Other assets	672
Property, plant and equipment	128,050
Intangible assets	960

Total assets acquired	131,682
Liabilities
Accounts payable	747
Intangible liabilities	1,020
Asset retirement obligation	2,571
Other liabilities	441

Total liabilities assumed	4,779
Noncontrolling interests 1	8,475

Total fair value of consideration transferred, net of cash acquired	$118,428

The fair value of consideration transferred, net of cash acquired, as of December 22, 2020 is determined as follows:

Cash consideration paid to the seller	$29,849
Cash consideration paid to settle debt	84,883
Cash consideration payable to the seller 2	7,176
Contingent consideration	5,100

Total fair value of consideration transferred	127,008
Cash acquired	4,868
Restricted cash acquired	3,712

Total fair value of consideration transferred, net of cash acquired	$118,428

(1)	The fair value of the non-controlling interests was determined using an income approach representing the best indicator of fair value and was supported by a discounted cash flow technique.
(2)
The Company paid $4.5 million of the purchase price payable after the acquisition date but prior to December 31, 2020. The remaining purchase price payable of $2.6 million was recorded as of December 31, 2020 on the consolidated balance sheets.

The contingent consideration is related to the estimated earnout cash payments of a maximum of $10.5 million dependent on actual market power rates during the 36-month period since the acquisition date and actual power generation of acquired solar generating facilities during the 18–36-month period since the acquisition date. The Company determined the estimated fair value of the contingent consideration at the acquisition date using a
Monte-Carlo simulation model. The inputs include the estimated power generation volumes and power rates, and a risk-adjusted discount rate. The inputs are significant inputs not observable in the market, which are referred to as Level 3 inputs, refer to Note 2. The estimated fair value of contingent consideration of $5.1 million was recorded as of December 31, 2020 within other long-term liabilities on the consolidated balance sheets.
Additionally, the Company incurred approximately $0.5 million in acquisition-related costs related to the Solar Acquisition, which are recorded as part of Acquisition and entity formation costs in the consolidated statements of operations for the year ended December 31, 2020.
The amounts of the acquired projects’ revenues, operating income, net income (loss) and net income (loss) attributable to the Common equity stockholder included in the consolidated statements of operations for the period from December 23, 2020 through December 31, 2020 were not material.
Intangibles at Acquisition Date
The Company attributed the intangible asset and liability values to favorable and unfavorable rate revenue contracts to sell power and SRECs generated by acquired solar generating facilities. The following table summarizes the estimated fair values and the weighted average amortization periods of the acquired intangible assets and assumed intangible liabilities as of the acquisition date:

	Fair Value (thousands)	Weighted Average Amortization Period
Favorable rate revenue contracts —NMC	$960	5 years
Unfavorable rate revenue contracts—NMC	(270)	23 years
Unfavorable rate revenue contracts—SREC	(750)	3 years
Unaudited Pro Forma Combined Results of Operations
The following unaudited pro forma combined results of operations give effect to the acquisition of the Solar Acquisition as if it had occurred on January 1, 2019. The unaudited pro forma combined results of operations are provided for informational purposes only and do not purport to represent the Company’s actual consolidated results of operations had the Solar Acquisition occurred on the date assumed, nor are these financial statements necessarily indicative of the Company’s future consolidated results of operations. The unaudited pro forma combined results of operations do not reflect the costs of any integration activities or any benefits that may result from operating efficiencies or revenue synergies.

(In thousands)	For the Year Ended December 31,
	2020	2019
Operating revenues	$55,528	$43,269
Net loss	(2,840)	(8,713)
2019 Acquisitions
Acquisition of GSE
On April 5, 2019, the Company acquired a portfolio of five solar energy facilities located in Massachusetts, New Mexico and North Carolina (the “GSE Acquisition”) with a combined nameplate capacity of 18.6 MW from a third party for a total purchase price of $30.3 million, including $0.2 million of transaction related costs. This transaction was accounted for as an acquisition of assets.

The following table presents the allocation of the purchase price to the assets acquired and liabilities assumed, based on their relative fair values, on April 5, 2019 (in thousands):

Accounts receivable	$244
Property, plant and equipment	33,210
Intangible assets	1,851
Intangible liabilities	(5,163)
Asset retirement obligation	(178)

Total cash and transaction costs paid net of cash acquired 1	$29,964

(1)	The Company acquired restricted cash of $0.3 million as of the acquisition date.
Acquisition of Gainesville
On December 20, 2019, the Company purchased a solar energy facility located in Florida (the “Gainesville Acquisition”) with a nameplate capacity of 2.0 MW from a third party for a total purchase price of $4.1 million. The property, plant and equipment include land and a solar energy facility. This transaction was accounted for as an acquisition of assets, whereby the Company acquired approximately $1.8 million of property, plant and equipment, including $0.5 million of land, and $1.8 million of intangible assets attributable to a favorable rate PPA in place.
Acquisition of Series II
On April 1, 2019, the Company purchased a portfolio of eight solar energy facilities located in Connecticut, Maryland, New Jersey and Rhode Island with a combined nameplate capacity of 1.3 MW from a third party for a total purchase price of $2.8 million. This transaction was accounted for as an acquisition of assets, whereby the Company acquired approximately $3.4 million of property, plant and equipment. One of the acquired Solar Facility Subsidiaries, Altus Power Funds RI I, LLC (“RI I”) is a 50/50 joint venture with the site host who receives 50% of all distributable cash from the assets. On the date of acquisition, the Company recorded assets related to RI I of $1.2 million and non-controlling interest of $0.6 million (see Note 7 for further information).